RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

NOTE 2. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

The Company previously accounted for its outstanding Public Warrants (as defined in Note 4) and Private Placement Warrants (collectively, with the Public Warrants, the “Warrants”) issued in connection with its Initial Public Offering as components of equity instead of as derivative liabilities. The warrant agreement governing the Warrants includes a provision that provides for potential changes to the settlement amounts dependent upon the characteristics of the holder of the warrant. In Addition, the warrant agreement includes a provision that in the event of a tender offer or exchange offer made to and accepted by holders of more than 50% of the outstanding shares of a single class of stock, all holders of the Warrants would be entitled to receive cash for their Warrants (the “tender offer provision”).

On April 12, 2021, the Acting Director of the Division of Corporation Finance and Acting Chief Accountant of the Securities and Exchange Commission together issued a statement regarding the accounting and reporting considerations for warrants issued by special purpose acquisition companies entitled “Staff Statement on Accounting and Reporting Considerations for Warrants Issued by Special Purpose Acquisition Companies (“SPACs”)” (the “SEC Statement”). Specifically, the SEC Statement focused on certain settlement terms and provisions related to certain tender offers following a business combination, which terms are similar to those contained in the warrant agreement, dated as of July 13, 2020, between the Company and Continental Stock Transfer & Trust Company, a New York corporation, as warrant agent (the “Warrant Agreement”).

In further consideration of the SEC Statement, the Company’s management further evaluated the Warrants under Accounting Standards Codification (“ASC”) Subtopic 815-40, Contracts in Entity’s Own Equity. ASC Section 815-40-15 addresses equity versus liability treatment and classification of equity-linked financial instruments, including warrants, and states that a warrant may be classified as a component of equity only if, among other things, the warrant is indexed to the issuer’s common stock. Under ASC Section 815-40-15, a warrant is not indexed to the issuer’s common stock if the terms of the warrant require an adjustment to the exercise price upon a specified event and that event is not an input to the fair value of the warrant. Based on management’s evaluation, the Company’s audit committee, in consultation with management, concluded that the Company’s Private Placement Warrants are not indexed to the Company’s common stock in the manner contemplated by ASC Section 815-40-15 because the holder of the instrument is not an input into the pricing of a fixed-for-fixed option on equity shares. In addition, based on management’s evaluation, the Company’s audit committee, in consultation with management, concluded that the tender offer provision fails the “classified in stockholders’ equity” criteria as contemplated by ASC Section 815-40-25.

As a result of the above, the Company should have classified the Warrants as derivative liabilities in its previously issued financial statements. Under this accounting treatment, the Company is required to measure the fair value of the Warrants at the end of each reporting period as well as re-evaluate the treatment of the warrants (including on July 16, 2020, September 30, 2020 and December 31, 2020) and recognize changes in the fair value from the prior period in the Company’s operating results for the current period.

The Company’s accounting for the Warrants as components of equity instead of as derivative liabilities did not have any effect on the Company’s previously reported investments held in trust, operating expenses, cash flows or cash.

	As Previously Reported	Adjustments	As Restated
Balance sheet as of July 16, 2020 (audited)
Warrant Liability	$—	$54,988,834	$54,988,834
Class A Common Stock Subject to Possible Redemption	695,806,610	(54,988,834)	640,817,776
Class A Common Stock	287	550	837
Additional Paid-in Capital	5,019,473	2,686,814	7,706,287
Accumulated Deficit	(21,169)	(2,687,365)	(2,708,534)

Balance sheet as of September 30, 2020 (unaudited)
Warrant Liability	$—	$57,117,434	$57,117,434
Class A Common Stock Subject to Possible Redemption	695,756,921	(57,117,434)	638,639,487
Class A Common Stock	288	571	859
Additional Paid-in Capital	5,069,161	4,815,393	9,884,554
Accumulated Deficit	(71,254)	(4,815,964)	(4,887,218)

Balance sheet as of December 31, 2020 (audited)
Warrant Liability	$—	$78,048,668	$78,048,668
Class A Common Stock Subject to Possible Redemption	695,703,020	(78,048,664)	617,654,356
Common Stock	290	780	1,070
Additional Paid-in Capital	5,123,060	25,746,415	30,869,475
Accumulated Deficit	(125,151)	(25,747,199)	(25,872,350)
Stockholders’ Equity	5,000,010	(4)	5,000,006

Statement of Operations for the Period from January 24, 2020 (inception) to September 30, 2020 (unaudited)
Formation and operational costs	(149,341)	(2,687,365)	(2,836,706)
Change in fair value of warrant liability	$—	$(2,128,600)	$(2,128,600)
Net loss	(71,254)	(4,815,964)	(4,887,218)
Weighted average shares outstanding, Common stock subject to possible redemption			64,081,778
Basic and diluted net income per share, Common stock subject to possible redemption		—	0.00
Weighted average shares outstanding, Common stock	17,406,749	1,741,313	19,148,062
Basic and diluted net loss per share, Common stock	(0.01)	(0.12)	(0.13)

Statement of Operations for the Period from January 24, 2020 (inception) to December 31, 2020 (audited)
Formation and operational costs	(341,627)	(2,687,365)	(3,028,992)
Change in fair value of warrant liability	$—	$(23,059,834)	$(23,059,834)
Net loss	(125,151)	(25,747,199)	(25,872,350)
Weighted average shares outstanding, Common stock subject to possible redemption			63,958,721
Basic and diluted net income per share, Common stock subject to possible redemption			0.00
Weighted average shares outstanding, Common stock	18,400,891	2,841,382	21,242,273
Basic and diluted net loss per share, Common stock	(0.02)	(1.21)	(1.23)
Cash Flow Statement for the Period from January 24, 2020 (inception) to September 30, 2020 (unaudited)
Net loss	(71,254)	(4,815,964)	(4,887,218)
Non-cash compensation expense related to private placement warrants	—	566,333	566,333
Allocation of initial public offering costs to derivative liability	—	2,121,032	2,121,032
Change in fair value of warrant liability	—	2,128,600	2,128,600
Initial classification of warrant liability	—	54,988,834	54,988,834
Initial classification of common stock subject to possible redemption	695,806,610	(54,988,834)	640,817,776
Change in value of common stock subject to possible redemption	(49,689)	(2,128,600)	(2,178,289)

Cash Flow Statement for the Period from January 24, 2020 (inception) to December 31, 2020 (audited)
Net loss	$(125,151)	$(25,747,199)	$(25,872,350)
Non-cash compensation expense related to private placement warrants	—	566,333	566,333
Allocation of initial public offering costs to derivative liability	—	2,121,032	2,121,032
Change in fair value of warrant liability	—	23,059,834	23,059,834
Initial classification of warrant liability	—	54,988,834	54,988,834
Initial classification of common stock subject to possible redemption	695,806,610	(54,988,834)	640,817,776
Change in value of common stock subject to possible redemption	(103,590)	(23,059,830)	(23,163,420)

Micromidas, Inc.
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

NOTE 2 – RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

The Company has restated its audited consolidated financial statements as of and for the periods ended December 31, 2020 and December 31, 2019 to correct misstatements associated with the Company’s accounting and presentation for all classes of redeemable convertible preferred stock and for additional paid-in-capital. Due to the contingently redeemable nature of the preferred stock, the Company classifies the preferred stock as temporary equity in the mezzanine section of the balance sheet. Redeemable convertible preferred stock should have been recorded and disclosed at their issuance prices, which approximated fair value at time of issuance, net of issuance costs, but was previously recorded and disclosed at their par values on the consolidated balance sheets and the consolidated statements of redeemable convertible preferred stock and stockholders’ deficit, with the difference recorded and presented in additional paid-in-capital. Reclassification adjustments were made in order to properly state additional paid-in-capital and the redeemable convertible preferred stock balances on the consolidated balance sheets and the consolidated statements of redeemable convertible preferred stock and stockholders’ deficit.

The impact of the restatement is reflected throughout the remaining footnotes and adjustments reflected in the tables below did not have any impact on the Company’s consolidated statements of operations and comprehensive income (loss) or consolidated statements of cash flows for any period previously presented. The following tables summarize the adjustments to the specific line items presented in the Company’s consolidated financial statements:

	December 31, 2020 (As previously reported)	Effect of restatement	December 31, 2020 (As restated)
Consolidated balance sheet as of December 31, 2020
Redeemable convertible preferred stock, Series A, $0.0001 par value, 15,500,000 shares authorized; 13,204,284 issued and outstanding, redemption value of $35,959,227 as of March 31, 2021 and December 31, 2020, respectively	$1,320	$31,476,242	$31,477,562
Redeemable convertible preferred stock, Series B, $0.0001 par value, 7,000,000 shares authorized; 6,275,704 issued and outstanding, redemption value of $46,979,920 as of March 31, 2021 and December 31, 2020, respectively	628	41,125,693	41,125,321
Redeemable convertible preferred stock, Series C, $0.0001 par value, 6,800,000 shares authorized; 1,590,675 issued and outstanding redemption value of $23,499,996 as of March 31, 2021 and December 31, 2020, respectively	159	23,379,821	23,379,980
Total redeemable convertible preferred stock	2,107	95,980,756	95,982,863
Additional paid-in capital	98,623,356	(95,980,756)	2,642,600
Total stockholders’ deficit	119,709	(95,980,756)	(95,861,047)

	December 31, 2020 (As previously reported)	Effect of restatement	December 31, 2020 (As restated)
Consolidated statement of redeemable convertible preferred stock and stockholders’ deficit as of December 31, 2020
Redeemable convertible preferred stock, Series A	$1,320	$31,476,242	$31,477,562
Redeemable convertible preferred stock, Series B	628	41,125,321	41,125,321
Redeemable convertible preferred stock, Series C	159	23,379,980	23,379,980
Additional paid-in capital	98,623,356	(95,980,756)	2,642,600
Total stockholders’ deficit	119,709	(95,980,756)	(95,861,047)

NOTE 2 – RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

The Company has restated its audited consolidated financial statements as of and for the periods ended December 31, 2020 and December 31, 2019 to correct misstatements associated with the Company’s accounting and presentation for all classes of redeemable convertible preferred stock and for additional paid-in-capital. Due to the contingently redeemable nature of the preferred stock, the Company classifies the preferred stock as temporary equity in the mezzanine section of the balance sheet. Redeemable convertible preferred stock should have been recorded and disclosed at their issuance prices, which approximated fair value at time of issuance, net of issuance costs, but was previously recorded and disclosed at their par values on the consolidated balance sheets and the consolidated statements of redeemable convertible preferred stock and stockholders’ deficit, with the difference recorded and presented in additional paid-in-capital. Reclassification adjustments were made in order to properly state additional paid-in-capital and the redeemable convertible preferred stock balances on the consolidated balance sheets and the consolidated statements of redeemable convertible preferred stock and stockholders’ deficit.

The impact of the restatement is reflected throughout the remaining footnotes and adjustments reflected in the tables below did not have any impact on the Company’s consolidated statements of operations and comprehensive income (loss) or consolidated statements of cash flows for any period previously presented. The following tables summarize the adjustments to the specific line items presented in the Company’s consolidated financial statements:

	December 31, 2019 as Previously Reported	Effect of Restatement	December 31, 2019 as Restated
Consolidated balance sheet as of December 31, 2019
Redeemable convertible preferred stock, Series A, $0.0001 par value, 15,500,000 shares authorized; 13,204,284 issued and outstanding, redemption value of $35,959,227 as of December 31, 2020 and 2019, respectively	1,320	31,476,242	31,477,562
Redeemable convertible preferred stock, Series B, $0.0001 par value, 7,000,000 shares authorized; 6,275,704 issued and outstanding redemption value of $46,979,920 as of December 31, 2020 and 2019, respectively	628	41,124,693	41,125,321
Redeemable convertible preferred stock, Series C, $0.0001 par value, 6,800,000 shares authorized; 1,590,675 issued and outstanding redemption value of $23,499,996 as of December 31, 2020 and 2019, respectively	159	23,379,821	23,379,980
Total redeemable convertible preferred stock	—	95,982,863	95,982,863
Additional paid-in capital	96,992,034	(95,980,756)	1,011,278
Total stockholders’ deficit	27,997,315	(95,980,756)	(67,983,441)

Consolidated statement of redeemable convertible preferred stock and stockholders’ deficit as of December 31, 2019
Redeemable convertible preferred stock, Series A	1,320	31,476,242	31,477,562
Redeemable convertible preferred stock, Series B	628	41,124,693	41,125,321
Redeemable convertible preferred stock, Series C	159	23,379,821	23,379,980
Additional paid-in capital	96,992,034	(95,980,756)	1,011,278
Total stockholders’ deficit	27,997,315	(95,980,756)	(67,983,441)

	December 31, 2020 as Previously Reported	Effect of Restatement	December 31, 2020 as Restated
Consolidated balance sheet as of December 31, 2020
Redeemable convertible preferred stock, Series A, $0.0001 par value, 15,500,000 shares authorized; 13,204,284 issued and outstanding, redemption value of $35,959,227 as of December 31, 2020 and 2019, respectively	1,320	31,476,242	31,477,562
Redeemable convertible preferred stock, Series B, $0.0001 par value, 7,000,000 shares authorized; 6,275,704 issued and outstanding redemption value of $46,979,920 as of December 31, 2020 and 2019, respectively	628	41,124,693	41,125,321
Redeemable convertible preferred stock, Series C, $0.0001 par value, 6,800,000 shares authorized; 1,590,675 issued and outstanding redemption value of $23,499,996 as of December 31, 2020 and 2019, respectively	159	23,379,821	23,379,980
Total redeemable convertible preferred stock	—	95,982,863	95,982,863
Additional paid-in capital	98,623,356	(95,980,756)	2,642,600
Total stockholders’ deficit	119,709	(95,980,756)	(95,861,047)

Consolidated statement of redeemable convertible preferred stock and stockholders’ deficit as of December 31, 2020
Redeemable convertible preferred stock, Series A	1,320	31,476,242	31,477,562
Redeemable convertible preferred stock, Series B	628	41,124,693	41,125,321
Redeemable convertible preferred stock, Series C	159	23,379,821	23,379,980
Additional paid-in capital	98,623,356	(95,980,756)	2,642,600
Total stockholders’ deficit	119,709	(95,980,756)	(95,861,047)